Profit appropriation and restricted net assets - Condensed Statements of Operations and Comprehensive Income (Loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Product development expenses	¥ 178,750	$ 28,050	¥ 162,829	¥ 157,505
General and administrative expenses	323,968	50,838	214,224	196,029
Total operating expenses	1,597,417	250,670	1,412,673	1,146,125
Income/(loss) from operations	49,301	7,736	104,419	(107,555)
Interest income	21,120	3,314	38,508	17,654
Income/(loss) before income tax expenses	74,435	11,680	142,861	(99,352)
Income tax benefits/(expenses)	46,139	7,240	4,101	(5,068)
Net income/(loss), all attributable to the Company's ordinary shareholders	120,574	18,920	146,962	(104,420)
Net income/(loss)	120,574	18,920	146,962	(104,420)
Foreign currency translation adjustments	(9,202)	(1,444)	(21,087)	5,356
Total comprehensive income/(loss)	111,372	17,476	125,875	(99,064)
Condensed
Condensed Statement of Income Captions [Line Items]
Product development expenses	0	0	0	0
General and administrative expenses	(12,003)	(1,884)	(16,559)	(11,714)
Share of income/(loss) of subsidiaries and the VIEs	126,831	19,903	155,100	(97,293)
Total operating expenses	114,828	18,019	138,541	(109,007)
Income/(loss) from operations	114,828	18,019	138,541	(109,007)
Interest income	4,522	710	6,149	5,614
Interest expenses and other expense, net	1,554	244	2,763	(517)
Income/(loss) before income tax expenses	120,904	18,973	147,453	(103,910)
Income tax benefits/(expenses)	(330)	(53)	(491)	(510)
Net income/(loss), all attributable to the Company's ordinary shareholders	120,574	18,920	146,962	(104,420)
Net income/(loss)	120,574	18,920	146,962	(104,420)
Foreign currency translation adjustments	(9,202)	(1,444)	(21,087)	5,356
Total comprehensive income/(loss)	¥ 111,372	$ 17,476	¥ 125,875	¥ (99,064)